Significant transactions - Armada Acquisition (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended								12 Months Ended
	Apr. 03, 2017	Dec. 31, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities assumed
Goodwill		$ 401.0	$ 400.8				$ 400.6				$ 400.8	$ 400.6	$ 401.0
Earnout payment											6.9	4.4	30.6
Revaluation of contingent consideration											(6.3)	9.6	48.8
Revenues			352.0	$ 487.4	$ 441.0	$ 439.7	336.8	$ 351.7	$ 441.8	$ 327.5	1,720.1	1,457.8	1,134.1
Net income											$ (47.3)	(18.1)	(150.0)
Maximum
Assets acquired
Intangible asset useful life											19 years 10 months 24 days
Armada
Business combination
Percentage of ownership interest acquired	100.00%
Purchase price
Cash paid	$ 123.4
Contingent consideration	79.1	$ 13.3	$ 9.7				$ 8.9				$ 9.7	8.9	13.3
Total purchase price	202.5
Assets acquired
Restricted cash	10.4
Other assets	1.2
Total assets acquired	93.1
Liabilities assumed
Other liabilities	13.3
Total liabilities assumed	13.3
Net assets acquired	79.8
Goodwill	122.7
Earnout payment percentage		82.00%
Earnout payment		$ 30.6									0.9
Revaluation of contingent consideration											$ (0.8)	$ 3.5	35.2
Revenues													24.7
Net income													$ 9.7
Armada | Distribution relationships
Assets acquired
Intangible asset	$ 60.0
Intangible asset useful life	22 years 6 months
Armada | Customer relationships
Assets acquired
Intangible asset	$ 16.0
Intangible asset useful life	7 years 6 months
Armada | Technology
Assets acquired
Intangible asset	$ 5.5
Intangible asset useful life	9 years
First 50% acquisition of Armada
Purchase price
Total purchase price	$ 123.4
Remaining 50% acquisition of Armada
Purchase price
Contingent consideration	79.1
Remaining 50% acquisition of Armada | Maximum
Business combination
Earnout	$ 125.0
Remaining 50% of Armada
Business combination
Period of contingent earn-out mechanism on which the redemption price is based	3 years